Commitments and Contingencies (Details) - Schedule of Future Minimum Capital Payment Under Non-cancellable Agreements	Jun. 30, 2024 USD ($)
Schedule Of Future Minimum Capital Payment Under Non Cancellable Agreements Abstract
For the six months ending December 31, 2024	$ 13,831,707
For the twelve months ending December 31, 2025	6,489,771
Minimum capital payments	$ 20,321,478